PARENT COMPANY (Condensed Statement of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net income	$ 1,080	$ 1,402	$ 1,226
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Other, net	(311)	(684)	45
Net cash provided by operating activities	4,106	1,948	3,314
Available-for-sale:
Purchases of investment and mortgage-backed securities	(52,876)	(63,416)	(10,416)
Proceeds from repayments of investment and mortgage-backed securities	21,057	6,389	9,340
Held-to-maturity:
Purchases of investment and mortgage-backed securities	(9,994)	(101,666)	(61,189)
Purchase of certificates of deposit	(250)	(947)	(3,817)
Maturities of certificates of deposit	497	3,766	8,747
Net cash (used for) provided by investing activities	(20,150)	(41,690)	122,631
FINANCING ACTIVITIES
Cash dividends paid	(328)	(330)	(576)
Net cash provided by (used for) financing activities	15,465	40,288	(126,183)
Increase (decrease) in cash and cash equivalents	(579)	546	(238)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,506	1,960	2,198
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,927	2,506	1,960
Parent Company [Member]
OPERATING ACTIVITIES
Net income	1,080	1,402	1,226
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed earnings of subsidiary	(60)	(812)	(1,327)
Other, net	19	(5)	32
Net cash provided by operating activities	1,039	585	(69)
Available-for-sale:
Purchases of investment and mortgage-backed securities	(460)	(999)
Proceeds from repayments of investment and mortgage-backed securities	460	1,000
Held-to-maturity:
Purchase of certificates of deposit		(349)
Maturities of certificates of deposit		349
Net cash (used for) provided by investing activities		1
FINANCING ACTIVITIES
Cash dividends paid	(328)	(330)	(576)
Net cash provided by (used for) financing activities	(328)	(330)	(576)
Increase (decrease) in cash and cash equivalents	711	256	(645)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,341	1,085	1,730
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 2,052	$ 1,341	$ 1,085